Leases	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
22.	Leases

The Group as lessee

Operating leases:

In the ordinary course of business, the Group leases property or spaces for administrative or commercial use both in Argentina and Israel under operating lease arrangements. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 29).

The future minimum payments that the Group must pay under operating leases are as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
No later than one year	2,308	8,663	4,832
Later than one year and not later than five years	5,266	13,511	9,955
Later than five years	2,398	902	1,456
	9,972	23,076	16,243

The Group as lessor

Leases:

In the Shopping Malls segment and Offices segment of the Operations Center in Argentina and in the Real Estate segment of the Operations Center in Israel, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, in the Operations Center in Argentina, operating lease agreements with lessees of Shopping Malls generally include escalation clauses and contingent payments. In Israel, agreements tend to be agreed upon for fixed amounts, although in some cases they may include adjustment clauses. Income from leases are recorded in the Statement of Income under rental and service income in all of the filed fiscal years.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group's shopping malls, offices and other buildings are as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
No later than one year	729	13,216	10,702
Later than one year and not later than five years	20,681	29,731	49,741
Later than five years	9,703	21,360	18,433
	31,113	64,307	78,876